Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Revenue	$ 1,321,224	$ 1,003,233
Total assets	3,892,931	4,324,214
Canada [member]
Disclosure of geographical areas [Line Items]
Revenue	578,817	418,030
Total assets	1,631,838	1,738,853
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	568,573	426,546
Total assets	1,666,368	1,861,908
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	190,401	169,286
Total assets	594,725	723,453
Inter- Segment Eliminations [Member]
Disclosure of geographical areas [Line Items]
Revenue	$ (16,567)	$ (10,629)